Portfolio of Investments

September 30, 2019 (unaudited)

Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.9%
ARGENTINA — 1.3%
Banco Macro SA ADR	241,814	$6,292,000
MercadoLibre, Inc.*	62,257	34,317,926
		40,609,926
BRAZIL — 9.0%
B3 SA - Brasil Bolsa Balcao	2,635,500	27,795,186
Banco Bradesco SA ADR	7,554,682	61,495,112
Kroton Educacional SA	5,639,300	15,214,757
Petroleo Brasileiro SA ADR	5,636,487	81,559,967
Petroleo Brasileiro SA ADR	1,319,916	17,343,696
Vale SA ADR*	6,389,200	73,475,800
		276,884,518
CANADA — 0.3%
Valeura Energy, Inc.*	4,672,400	9,381,125
CHILE — 0.6%
Lundin Mining Corp.	4,156,300	19,544,665
CHINA — 28.5%
Alibaba Group Holding Ltd. ADR*	881,053	147,338,493
BeiGene Ltd. ADR*	124,086	15,195,572
Brilliance China Automotive Holdings Ltd.	38,056,000	40,882,366
China Merchants Bank Co., Ltd., Class H	17,088,000	81,273,262
China Vanke Co., Ltd., Class H	8,279,600	28,815,294
CNOOC Ltd.	73,394,000	112,375,759
Geely Automobile Holdings Ltd.	7,985,000	13,569,876
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,542,300	17,438,812
Kingsoft Corp. Ltd.*	6,438,000	13,655,607
Minth Group Ltd.	4,514,000	15,299,835
Ping An Bank Co., Ltd., Class A	9,443,131	20,666,999
Ping An Insurance Group Co. of China Ltd., Class H	13,888,000	159,624,731
Prosus NV*	496,058	36,414,821
Shenzhou International Group Holdings Ltd.	1,739,000	22,685,782
Tencent Holdings Ltd.	2,947,100	123,271,071
Tencent Music Entertainment Group ADR*	1,017,015	12,987,282
Zai Lab Ltd. ADR*	569,900	18,436,265
		879,931,827
HONG KONG — 0.6%
Haier Electronics Group Co., Ltd.	6,927,300	18,037,678
INDIA — 14.4%
Ambuja Cements Ltd.	3,626,224	10,446,353
Asian Paints Ltd.	875,873	21,797,250
HDFC Life Insurance Co. Ltd.	1,964,476	16,676,615

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Housing Development Finance Corp., Ltd.	3,289,988	$91,831,044
ICICI Lombard General Insurance Co. Ltd.	983,459	16,792,281
ICICI Prudential Life Insurance Co., Ltd.	2,533,822	16,583,024
Indraprastha Gas Ltd.	3,491,936	17,244,199
Mahindra & Mahindra Ltd.	3,845,992	29,725,533
Maruti Suzuki India Ltd.	261,758	24,818,674
Reliance Industries Ltd.	5,682,546	106,994,278
Tata Consultancy Services Ltd.	1,701,614	50,405,796
Tech Mahindra Ltd.	2,394,392	24,155,842
UltraTech Cement Ltd.	266,214	16,321,344
		443,792,233
INDONESIA — 2.1%
Bank Mandiri Persero Tbk PT	40,058,900	19,703,227
Bank Rakyat Indonesia Persero Tbk PT	159,125,500	46,204,462
		65,907,689
MEXICO — 3.1%
Alfa SAB de CV, Class A	18,253,800	16,094,868
Cemex SAB de CV, Participating Certificates ADR	5,208,453	20,417,136
Grupo Financiero Banorte SAB de CV, Class O	5,437,400	29,305,861
Wal-Mart de Mexico SAB de CV	10,279,360	30,467,202
		96,285,067
PERU — 0.7%
Credicorp Ltd.	108,891	22,697,240
POLAND — 0.4%
KGHM Polska Miedz SA*	556,011	11,097,948
PORTUGAL — 0.9%
Galp Energia, SGPS, SA	1,853,088	27,868,959
RUSSIA — 8.6%
Magnit PJSC GDR Reg S	1,555,598	20,309,424
MMC Norilsk Nickel PJSC ADR	5,024,976	128,567,734
Sberbank of Russia PJSC ADR	8,191,206	116,179,168
		265,056,326
SOUTH AFRICA — 3.5%
FirstRand Ltd.	8,126,061	33,386,500
Naspers Ltd., N Shares	496,058	75,107,752
		108,494,252
SOUTH KOREA — 8.0%
Doosan Bobcat, Inc.	585,039	17,298,197
LG Chem Ltd.	143,813	35,960,226
NAVER Corp.	121,482	15,934,219
Netmarble Corp.*	275,771	21,753,120
Orion Corp.	178,454	14,662,321
Samsung Electronics Co., Ltd.	3,189,236	130,580,259

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	66,414	$12,374,495
		248,562,837
TAIWAN — 8.9%
Eclat Textile Co., Ltd.	878,360	11,795,062
Hon Hai Precision Industry Co., Ltd.	6,183,278	14,590,179
MediaTek, Inc.	5,930,000	70,553,394
Taiwan Semiconductor Manufacturing Co., Ltd.	20,076,310	178,308,439
		275,247,074
THAILAND — 2.9%
Kasikornbank PCL NVDR	7,136,800	36,525,304
Siam Commercial Bank PCL NVDR	13,531,500	52,224,909
		88,750,213
TURKEY — 0.6%
Turkiye Garanti Bankasi AS*	10,813,936	19,525,346
UNITED KINGDOM — 1.5%
Premier Oil PLC*	49,686,138	47,494,611
Total Common Stocks (cost $2,590,061,209)		2,965,169,534

PREFERRED STOCKS — 2.4%
BRAZIL — 1.1%
Banco Bradesco SA 3.07%	4,334,833	35,430,253
SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd. 2.73%	1,206,055	39,810,772
Total Preferred Stocks (cost $50,130,838)		75,241,025
TOTAL INVESTMENTS — 98.3% (cost $2,640,192,047)		$3,040,410,559
Other assets less liabilities — 1.7%		51,720,202
NET ASSETS — 100.0%		$3,092,130,761

*      Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

Reg S — Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At September 30, 2019, the net value of these securities was $20,309,424 representing 0.7% of net assets.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$746,180,770	$2,218,988,764	$—	$2,965,169,534
Preferred Stocks**	35,430,253	39,810,772	—	75,241,025
Total	$781,611,023	$2,258,799,536	$—	$3,040,410,559

**     Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.